Financial instruments - Liquidity Risk Tables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 1,203,910	$ 1,781,812
Contractual cash flows	1,200,136
Total interest payments on long-term debt	266,820
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	189,934
Total interest payments on long-term debt	41,040
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	408,196
Total interest payments on long-term debt	82,080
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	502,006
Total interest payments on long-term debt	52,080
Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	100,000
Total interest payments on long-term debt	91,620
Accounts Payable and Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	181,799
Contractual cash flows	181,799
Accounts Payable and Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	181,799
Accounts Payable and Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	996,718
Contractual cash flows	1,000,000
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Long-Term Debt [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	100,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	4,333
Contractual cash flows	4,333
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	4,168
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	165
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease obligation
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	12,869
Contractual cash flows	14,004
Lease obligation | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,967
Lease obligation | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	8,031
Lease obligation | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,006
Lease obligation | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,719,120
Committed and outstanding	1,528,603
Available borrowing facility	$ 190,517